CASH AND BORROWINGS - Net debt (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Bank overdrafts and loans due within one year	$ 164	$ 27
Long-term bank borrowings	304	300
Private placement notes	997	1,123
Borrowings	1,465	1,450
Cash at bank	(365)	(169)	$ (100)
Net debt	1,104	1,281	1,550	$ 1,361
Currency swaps
Disclosure of detailed information about borrowings [line items]
Balance on derivativies	1	(2)
Net debt	1	(2)	(1)	2
Interest swaps
Disclosure of detailed information about borrowings [line items]
Balance on derivativies	3	2
Net debt	$ 3	$ 2	$ 1	$ (1)